Income Tax (Expense) Recovery - Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Balance of unrecognized tax benefits as at January 1, 2013	$ 29,364
Decrease for positions taken in prior years	(267)
Decrease for positions related to the current period	(924)
Decrease related to statute of limitations	(388)
Balance of unrecognized tax benefits as at June 30, 2013	$ 27,785